Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 38,060
Ending balance	33,671
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	38,060	$ 44,275
Additions	0	975
Disposal	0	(102)
Depreciation & impairment expense	(3,994)	(3,977)
Translation adjustments	(395)	286
Ending balance	33,671	41,457
Gross value at end of period	69,014	68,616
Accumulated depreciation and impairment at end of period		(27,159)
Accumulated depreciation at end of period	(35,343)
Right-of-use assets [member] | Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	30,602	33,666
Additions	0	879
Disposal	0	(102)
Depreciation & impairment expense	(2,384)	(2,292)
Translation adjustments	(359)	237
Ending balance	27,859	32,389
Gross value at end of period	51,156	50,684
Accumulated depreciation and impairment at end of period		(18,295)
Accumulated depreciation at end of period	(23,297)
Right-of-use assets [member] | Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,457	10,608
Additions	0	96
Disposal	0	0
Depreciation & impairment expense	(1,610)	(1,685)
Translation adjustments	(35)	49
Ending balance	5,812	9,068
Gross value at end of period	17,858	17,932
Accumulated depreciation and impairment at end of period		$ (8,864)
Accumulated depreciation at end of period	$ (12,046)